Performance Management - Equable Shares Hedged Equity ETF	Feb. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Fund is the successor to the Equable Shares Hedged Equity Fund, a series of the Trust ( the “Predecessor Fund”), and adopted the accounting and performance history of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 13, 2025 (the “Reorganization”). Accordingly, the performance shown in the bar chart and performance table for periods from the Fund’s inception to October 13, 2025, represents the performance of the Predecessor Fund, which operated as a mutual fund. The Fund has the same Advisor, investment objective and portfolio management team as the Predecessor Fund.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s past performance. The bar chart shows the Fund’s performance for each full calendar year shown. The table below the bar chart compares the Fund’s average annual total returns for the periods shown with that of a broad-based securities index. The returns in the table below reflect the impact of the Operating Expenses Limitation Agreement between the Fund and the Advisor during such periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.equableshares.com/funds or by calling the Fund toll-free at 1-800-617-0004.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s past performance.
Bar Chart [Heading]	Calendar Year Returns as of December 31 Institutional Class Shares
Bar Chart Closing [Text Block]
During the period shown in the bar chart, the best performance for the Fund for a quarter was 9.54% (for the quarter ended June 30, 2020) and the worst performance for the Fund was -12.60% (for the quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	9.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(12.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.equableshares.com/funds
Performance Availability Phone [Text]	1-800-617-0004